Summary of Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning balance	$ 9,195
Acquisitions and related adjustments		$ 10,028
Foreign currency adjustment	99	(833)
Balance at the end of the year	$ 9,294	$ 9,195